SIGNIFICANT TRANSACTIONS - Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period (Details)	Aug. 14, 2025 USD ($) shares
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Fair value of consideration	$ 324
Fair value of Cohen Circle Net Assets acquired	162,000,000
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)	$ 162,000,000
Shares issued | Public Investors
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	17,152,985
Fair value of consideration	$ 218
Shares issued | Non-Redeeming Shareholders
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	757,745
Fair value of consideration	$ 10
Shares issued | Sponsor
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	4,686,515
Fair value of consideration	$ 59
Shares issued | Sponsor Vesting Shares, Tranche 1
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	661,919
Fair value of consideration	$ 6
Shares issued | Sponsor Vesting Shares, Tranche 2
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Fair value of consideration, Number issued (in Shares) | shares	661,919
Fair value of consideration	$ 5
Warrants issued | Public Investors
Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period [Line Items]
Warrants, Number issued (in Shares) | shares	7,666,629
Fair value of consideration, Warrants	$ 26